STATEMENTS OF CONSOLIDATED COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
STATEMENTS OF CONSOLIDATED COMPREHENSIVE INCOME [Abstract]
Net income/(loss)	$ 33,718	$ (38,570)	$ (49,056)
Unrealized gains/(losses) from hedging financial instruments
Unrealized (loss)/gain on interest rate swaps, net	(3,655)	7,230	17,996
Amortization of deferred loss on de-designated financial instruments	154	877	2,173
Total unrealized (losses)/gains from hedging financial instruments	(3,501)	8,107	20,169
Unrealized (loss)/gain on marketable securities	0	(79)	228
Realized gain on marketable securities reclassified to Statements of Operations	0	(89)	(95)
Other Comprehensive (loss)/income	(3,501)	7,939	20,302
Comprehensive income/(loss)	30,217	(30,631)	(28,754)
Less: comprehensive (income)/loss attributable to the noncontrolling interest	(191)	1,108	(207)
Comprehensive income/(loss) attributable to Tsakos Energy Navigation Limited	$ 30,026	$ (29,523)	$ (28,961)